SEGMENTED DISCLOSURE INFORMATION - Investment Properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Geographic segmentation:
Investment properties	$ 7,971,158	$ 5,855,583
Percentage of investment property	100.00%	100.00%
Canada
Geographic segmentation:
Investment properties	$ 1,712,946	$ 1,106,850
Percentage of investment property	21.00%	19.00%
United States
Geographic segmentation:
Investment properties	$ 4,229,477	$ 2,882,549
Percentage of investment property	53.00%	49.00%
Austria
Geographic segmentation:
Investment properties	$ 773,772	$ 821,260
Percentage of investment property	10.00%	14.00%
Germany
Geographic segmentation:
Investment properties	$ 465,478	$ 428,504
Percentage of investment property	6.00%	7.00%
Netherlands
Geographic segmentation:
Investment properties	$ 789,485	$ 550,946
Percentage of investment property	10.00%	10.00%
Other Europe
Geographic segmentation:
Investment properties	$ 0	$ 65,474
Percentage of investment property	0.00%	1.00%